NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

SUPPLEMENT DATED OCTOBER 29, 2013

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2012

Class B shares of Nuveen Tradewinds Global All-Cap Fund (the “Fund”) are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-GACS-1013P